CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Profit or loss [abstract]
LOSS FOR THE YEAR	$ (176)	¥ (1,231)	¥ (3,160)	¥ (12,443)
Other comprehensive loss that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(767)	(5,366)	(4,053)	(2,810)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	695	4,863	5,590	1,421
Total other comprehensive (loss)/income for the year, net of tax	(72)	(503)	1,537	(1,389)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(248)	(1,734)	(1,623)	(13,832)
Owners of the Company
From continuing operations	(248)	(1,734)	(1,623)	(9,726)
From discontinued operations				(5,504)
Non-controlling interests
From continuing operations
From discontinued operations				1,398
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (248)	¥ (1,734)	¥ (1,623)	¥ (13,832)